Registration No. 2-30070
                                                    Registration No. 811-1705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  68
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  84
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                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                      ASSISTANT VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On September 1, 2000 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

                                      NOTE


This Post Effective Amendment No. 68 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the EQUI-VEST Prospectuses or Statements of Additional Information, dated May 1, 2000 or otherwise amend or delete any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment Nos. 66 and 67 to the Form N-4 Registration Statement (File No. 2-30070) filed with the Commission on April 27 and May 19, 2000, respectively, are incorporated by reference.)

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED SEPTEMBER 1, 2000, TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

EQUI-VEST(R)         EQUI-VEST(R) EMPLOYER SPONSORED       EQUI-VEST EXPRESS(SM)

--------------------------------------------------------------------------------
This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectus under "Fee table":
A. We anticipate making available the variable investment options described below on or about October 23, 2000, subject to regulatory approval.

     -----------------------------------------------------------------------------------------------------------------
     VARIABLE       OBJECTIVE                  INVESTMENT       MANAGEMENT    12B-1    OTHER EXPENSES(4)  TOTAL
     INVESTMENT                                ADVISOR (1)      FEE(2)        FEE(3)   (AFTER EXPENSE     ANNUAL
     OPTION                                                                            LIMITATION)        EXPENSES
                                                                                                          (5)
     -----------------------------------------------------------------------------------------------------------------
     EQ/JANUS       LONG-TERM GROWTH  IN A     JANUS CAPITAL    0.90%         0.25%    0.00%              1.15%
     LARGE CAP      MANNER THAT IS             CORPORATION
     GROWTH         CONSISTENT WITH
                    PRESERVATION OF CAPITAL
     -----------------------------------------------------------------------------------------------------------------
     FI MID CAP     LONG-TERM GROWTH OF        FIDELITY         0.70%         0.25%    0.05%              1.00%
                    CAPITAL                    MANAGEMENT &
                                               RESEARCH
                                               COMPANY
     -----------------------------------------------------------------------------------------------------------------
     EQ/AXP NEW     LONG-TERM GROWTH OF        AMERICAN         0.65%         0.25%    0.05%              0.95%
     DIMENSIONS     CAPITAL                    EXPRESS
                                               FINANCIAL
                                               CORPORATION
     -----------------------------------------------------------------------------------------------------------------
     EQ/AXP         LONG-TERM GROWTH OF        AMERICAN         0.70%         0.25%    0.05%              1.00%
     STRATEGY       CAPITAL                    EXPRESS
     AGGRESSIVE                                FINANCIAL
                                               CORPORATION
     -----------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the portfolio.
(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to
     Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.
(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreements.
(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that absent the expense limitation, the "Other Expenses" for 2000 on an annualized basis for each of the portfolios would be: .10% for EQ/Janus Large Cap Growth; and .09% for FI Mid Cap, EQ/AXP Strategy Aggressive and EQ/AXP New Dimensions. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.


127500 EV
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B.   EXAMPLES WITH RESPECT TO THE NEW VARIABLE INVESTMENT OPTIONS:

     The examples below show the expenses that a hypothetical contract owner or participant would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. (1) We have also assumed that any available optional ratcheted death benefit is not elected. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) Your contract does not have an annual administrative charge; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

     These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU SURRENDER YOUR CONTRACT AT THE       1 YEAR          3 YEARS           5 YEARS          10 YEARS
END OF EACH PERIOD SHOWN THE EXPENSES       ------          -------           -------          --------
WOULD BE:
EQ/Janus Large Cap Growth                   $ 103.59        $ 159.15          $  232.15        $ 361.85
FI Mid Cap                                  $ 102.02        $ 154.76          $  224.99        $ 347.38
EQ/AXP New Dimensions                       $ 101.49        $ 153.30          $  222.60        $ 342.51
EQ/AXP Strategy Aggressive                  $ 102.02        $ 154.76          $  224.99        $ 347.38


IF YOU DO NOT SURRENDER YOUR CONTRACT       1 YEAR          3 YEARS           5 YEARS          10 YEARS
AT THE END OF EACH PERIOD SHOWN THE         ------          -------           -------          --------
EXPENSES WOULD BE:
EQ/Janus Large Cap Growth                   $ 33.59         $  102.44         $  173.57        $ 361.85
FI Mid Cap                                  $ 32.02         $  97.80          $  165.96        $ 347.38
EQ/AXP New Dimensions                       $ 31.49         $  96.24          $  163.41        $ 342.51
EQ/AXP Strategy Aggressive                  $ 32.02         $  97.80          $  165.96        $ 347.38

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money".

2.   VARIABLE INVESTMENT OPTION NAME CHANGE:

     Effective October 6, 2000, the name of the Alliance Equity Index variable investment option has been changed to EQ Equity 500 Index, which reflects the corresponding name change of the underlying EQ Advisors Trust portfolio. All references to this variable investment option and the corresponding portfolio in each Prospectus are hereby changed to the new name.

3.   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO CHANGE IN ADVISOR:

     The EQ Advisors Trust Board of Trustees approved T. Rowe Price International, Inc. as the new advisor for the T. Rowe Price International Stock Portfolio. The terms and conditions, including fees, of the investment advisory agreement have not changed. The new advisor is the successor company to the old


127500 EV
advisor. References to Rowe Price-Fleming International, Inc. in each Prospectus are hereby changed to T. Rowe Price International, Inc.

4. The third bulleted item of the section entitled "Fixed maturity options and maturity dates" under "Contract features and benefits" in the prospectus is replaced in its entirety as follows to reflect that we now permit contributions into a fixed maturity option up to 45 days before the fixed maturity option's maturity date:

     "the fixed maturity option's maturity date is within 45 days;"

5. We have changed our default option with respect to amounts maturing from fixed maturity options for which we have received no instructions. The following replaces the last paragraph in the section entitled "Your choices at the maturity date" under the "Contracts features and benefits" section of the Prospectus:

     "If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). We may change our procedures in the future."

APPLICABLE TO THE EQUI-VEST PROSPECTUS RELATING TO SERIES 100 THROUGH SERIES 500 CONTRACTS ONLY:

6. We have revised our Successor Owner Annuitant feature for series 300 contracts. If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner and annuitant and no death benefit is payable until the surviving spouse's death. Accordingly, the paragraph entitled "Successor owner and annuitant. Series 300." under the "Payment of death benefit" section of the prospectus is deleted and the title of the next paragraph under that section is modified to reflect its applicability to series 300 contracts as follows:

     "Successor Owner and Annuitant: Traditional IRA, QP IRA, NQ and Roth IRA contracts for Series 100, 200, 300 and 400."

7. The beneficiary continuation option feature is available for series 300 contracts. The following replaces the title of the paragraph relating to the beneficiary continuation option under the "Payment of death benefit" section of the prospectus:

     "Beneficiary continuation option under Series 100, 200, 300 and 400 Traditional IRA, Roth IRA and QP IRA contracts"

8. The following replaces the next to the last sentence of the second paragraph in the section entitled "Selecting an annuity payout option" under "Accessing your money" in the prospectus:

     "Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday."

127500 EV

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 28th day of August, 2000.




                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi J. Weinstein
                                               -------------------------
                                                   Naomi J. Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 28th day of August, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                               ------------------------
                                                   Naomi J. Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director
PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                         Senior Vice President and Controller



*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





*By: /s/ Naomi J. Weinstein
    -------------------------
        Naomi J. Weinstein
        Attorney-in-Fact
        August 28, 2000